                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-07347

                            SCUDDER ADVISOR FUNDS II
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                   -------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       12/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder EAFE® Equity Index Fund

Annual Report to Shareholders

December 31, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

Scudder EAFE® Equity Index Fund

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Tax Information

<Click Here> Trustees and Officers

Scudder EAFE® Equity Index Portfolio

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. Additionally, the fund may not be able to mirror the MSCI EAFE® Index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund and the potential underperformance of stocks selected. All of these factors may result in greater share price volatility. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary December 31, 2003

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the fund's investment advisor. There is no guarantee that the fund will be able to mirror the MSCI EAFE® Index closely to track its performance.

Average Annual Total Returns
Scudder EAFE® Equity Index Fund	1-Year	3-Year	5-Year	Life of Class*
Premier Class	36.45%	-3.80%	-.70%	3.02%
MSCI EAFE® Index+	38.59%	-2.91%	-.05%	3.23%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* The Fund commenced operations on January 24, 1996. Index comparisons begin January 31, 1996.
Net Asset Value and Distribution Information
Premier Class
Net Asset Value: 12/31/03	$ 10.35
12/31/02	$ 7.77
Distribution Information: Twelve Months: Income Dividends	$ .23

Premier Class Lipper Rankings - International Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	313	of	833	38
3-Year	293	of	649	45
5-Year	323	of	482	67

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc. as of December 31, 2003. Includes portfolios that invest assets in securities with primary trading markets outside of the United States. It is not possible to invest directly in a Lipper category.

Growth of an Assumed $5,000,000 Investment
[] Scudder EAFE® Equity Index Fund - Premier Class [] MSCI EAFE® Index+

Yearly periods ended December 31

Comparative Results
Scudder EAFE® Equity Index Fund		1-Year	3-Year	5-Year	Life of Class*
Premier Class	Growth of $5,000,000	$6,822,500	$4,451,000	$4,828,000	$6,333,500
	Average annual total return	36.45%	-3.80%	-.70%	3.02%
MSCI EAFE® Index+	Growth of $5,000,000	$6,929,500	$4,576,000	$4,986,500	$6,432,000
	Average annual total return	38.59%	-2.91%	-.05%	3.23%

The growth of $5,000,000 is cumulative.

The minimum investment for the Premier Class is $5,000,000.

* The Fund commenced operations on January 24, 1996. Index comparisons begin January 31, 1996.
+ The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Management Review

Scudder EAFE® Equity Index Fund: A Team Approach to Investing

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for EAFE® Equity Index Portfolio, in which the fund invests all of its assets. DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Northern Trust Investments, N.A. ("NTI"), an indirect subsidiary of Northern Trust Corporation, is the subadvisor for the portfolios. As of September 30, 2003, NTI had approximately $222 billion of assets under management.

A group of investment professionals is responsible for the day-to-day management of the portfolio.

In the following interview, Lead Portfolio Manager and Chief Investment Officer - Global Indexing James Creighton discusses Scudder EAFE® Equity Index Fund's market environment and performance during the 12-month period ended December 31, 2003.

Q: How did Scudder EAFE® Equity Index Fund perform over 2003?

A: Scudder EAFE® Equity Index Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index, for the 12 months ended December 31, 2003.1 The fund produced a total return of 36.45% (Premier Class shares) for the annual period, as compared with 38.59% for the benchmark. The broad-based MSCI EAFE® Index is a group of international-company stocks that is not available for direct investment. (Please see pages 3 through 4 for more complete performance information.)

1 The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the fund's investment advisor. The MSCI EAFE® Index is an unmanaged, capitalization-weighted index containing approximately 1,100 equity securities of companies located in Europe, Australasia and the Far East. Benchmark returns do not reflect expenses, which have been deducted from the fund's return.

Q: What were the primary factors affecting the international equity markets during the past 12 months?

A: International equities, like the broad US equity markets, experienced a welcome turnabout from the past three years, gaining ground for the 12 months ended December 31, 2003. Given the US dollar's 12% decline over the year against foreign currencies on a trade-weighted basis, US-based investors gained by owning non-dollar-based assets. However, local investors also earned positive results for the year. Still, the MSCI EAFE® Index saw divergent performance within the annual period.

During the first quarter, the MSCI EAFE® Index declined 8.04%, given a wide diversity of geopolitical concerns, including the war in Iraq and continued weakness in the global economy. During the second quarter, the MSCI EAFE® Index rose by an impressive 19.27%. Indeed, with the exception of Hong Kong, which remained affected by the economic implications of the SARS virus, all major overseas equity markets generated double-digit returns for the quarter. All major market sectors also scored double-digit gains for the quarter, except for consumer nondurables, which still produced positive returns. The primary reason for the rally was the signs of improvement shown in the US economy. International economies embraced the signals and advanced sharply.

The MSCI EAFE® Index increased 8.1% during the third quarter. The equity markets of the Pacific region, including Hong Kong, were particularly strong, as the negative implications of the SARS virus subsided. Japan's equity market also experienced double-digit gains on the strength of the yen and widespread belief that the country may see an economic turnaround. European equity market performance overall was positive but more modest, tending to follow the lead of the US market. In fact, most of the equity markets represented in the MSCI EAFE® Index generated positive results, with Finland and Spain posting the only losses.

During the fourth quarter, the MSCI EAFE® Index produced a strong 17.08% total return. US and international economies finished the year on an optimistic note, as indicators continued to point to a revival of economic activity with virtually no signs of inflation. In a reversal from the prior quarter, Europe's equity markets outperformed those of the Pacific region for the quarter, although the equity markets of all countries in the index had positive quarterly results.

Q: Which countries within the MSCI EAFE® Index were the best and worst performers?

A: Each of the 21 countries represented in the MSCI EAFE® Index posted double-digit gains for the 12 months ended December 31, 2003. The best performance came from Greece, Sweden and Germany. Finland, the Netherlands and the United Kingdom were the worst performers within the MSCI EAFE® Index.

On a regional basis, the Pacific Basin ex-Japan gained 45.77% in US dollar terms, as measured by the MSCI Pacific ex-Japan Index, outperforming Europe's total return of 38.54% in US dollar terms, as measured by the MSCI Europe Index, for the annual period.2 However, the greater weakness of the US dollar vs. European currencies helped bolster a 19.78% local currency return in Europe. Japan, as measured by the MSCI Japan Index, produced a 12-month total return of 35.91% in US dollar terms.3

2 The MSCI Pacific ex-Japan Index is an unmanaged index that reflects the performance of securities listed on the stock exchanges of four countries in the Pacific region, excluding Japan. The MSCI Europe Index is an unmanaged index representing the 16 developed markets of Europe. Benchmark returns do not reflect expenses, which have been deducted from the fund's return.
3 The MSCI Japan Index is an unmanaged index of equity securities listed on the Tokyo Stock Exchange. Benchmark returns do not reflect expenses, which have been deducted from the fund's return.

All economic sectors had positive results for the year. Industrials was one of the top-performing sectors within the MSCI EAFE® Index for the 12-month period, followed closely by information technology and materials. Consumer staples was among the worst-performing sectors in the index during the year.

Q: What were the major changes to the MSCI EAFE® Index during the annual period?

A: On May 30, 2003, the annual full-country review of the MSCI EAFE® Index became effective after the market close in each member country. Specifically, there were 69 additions, 51 deletions, and 252 miscellaneous adjustments to the MSCI EAFE® Index.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary December 31, 2003

Geographic Diversification (Excludes Cash Equivalents)	12/31/03	12/31/02

United Kingdom	27%	28%
Japan	21%	22%
France	9%	9%
Switzerland	7%	9%
Germany	7%	6%
Netherlands	5%	5%
Australia	5%	4%
Italy	4%	4%
Spain	4%	3%
Other	11%	10%
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	12/31/03	12/31/02

Financials	26%	24%
Consumer Discretionary	13%	13%
Health Care	9%	11%
Industrials	9%	8%
Energy	8%	9%
Consumer Staples	8%	10%
Telecommunication Services	8%	7%
Materials	7%	6%
Information Technology	6%	6%
Other	6%	6%
	100%	100%

Geographic diversification and sector diversification are subject to change.

Ten Largest Equity Holdings at December 31, 2003 (15.8% of Portfolio)	Country	Percent
1. BP PLC Exporter and producer of oil and natural gas	United Kingdom	2.2%
2. HSBC Holdings PLC Provider of international banking and financial services	United Kingdom	2.1%
3. Vodafone Group PLC Provider of mobile telecommunication services	United Kingdom	2.1%
4. GlaxoSmithKline PLC Developer of vaccines and health-related consumer products	United Kingdom	1.7%
5. Total SA Producer of oil and natural gas	France	1.5%
6. Royal Dutch Petroleum Co. Exporter and producer of oil and natural gas	Netherlands	1.4%
7. Novartis AG Manufacturer of pharmaceutical and nutrition products	Switzerland	1.4%
8. Nestle SA Producer and seller of food products	Switzerland	1.3%
9. Toyota Motor Corp. Manufacturer of diversified automotive products	Japan	1.1%
10. Royal Bank of Scotland Group PLC Provider of a wide range of financial services	United Kingdom	1.0%

Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 27. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the fund as of a month end is available upon request no earlier than 15 days after month end. Please call 1-800-SCUDDER.

Financial Statements

Statement of Assets and Liabilities as of December 31, 2003
Assets
Investment in the EAFE® Equity Index Portfolio, at value	$ 230,784,310
Receivable for Fund shares sold	332,957
Total assets	231,117,267
Liabilities
Payable for Fund shares redeemed	261,414
Other accrued expenses and payables	49,247
Total liabilities	310,661
Net assets, at value	$ 230,806,606
Net Assets
Net assets consist of: Undistributed net investment income	1,077,744
Net unrealized appreciation (depreciation) on investments	28,713,923
Accumulated net realized gain (loss)	(47,703,581)
Paid-in capital	248,718,520
Net assets, at value	$ 230,806,606
Net Asset Value
Net Asset Value, offering and redemption price per share ($230,806,606 / 22,309,857 shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 10.35

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2003
Investment Income
Net investment income allocated from the EAFE® Equity Index Portfolio: Dividends (net of foreign taxes withheld of $587,133)	$ 3,857,750
Dividends from Cash Management Fund Institutional	77,703
Interest	99,631
Securities lending income	52,160
Expenses(a)	(595,792)
Total Income	3,491,452
Expenses: Administrator service fee	256,212
Auditing fees	30,782
Legal fees	16,806
Trustees' fees and expenses	5,424
Reports to shareholders	17,089
Registration fees	22,844
Other	691
Total expenses, before expense reductions	349,848
Expense reductions	(264,692)
Total expenses, after expense reductions	85,156
Net investment income (loss)	3,406,296
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(3,875,058)
Futures	3,103,249
Foreign currency related transactions	1,723,488
951,679
Net unrealized appreciation (depreciation) during the period on investments	56,970,370
Net gain (loss) on investment transactions	57,922,049
Net increase (decrease) in net assets resulting from operations	$ 61,328,345

a For the year ended December 31, 2003, the Advisor for the EAFE® Equity Index Portfolio waived fees in the amount of $82,328, all of which was allocated to the Fund.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2003	2002
Operations: Net investment income (loss)	$ 3,406,296	$ 2,499,067
Net realized gain (loss) on investment transactions	951,679	(6,482,098)
Net unrealized appreciation (depreciation) on investment transactions during the period	56,970,370	(19,466,386)
Net increase (decrease) in net assets resulting from operations	61,328,345	(23,449,417)
Distributions to shareholders from: Net investment income	(4,691,014)	(2,225,697)
Fund share transactions: Proceeds from shares sold	299,950,673	104,603,124
Subscription in-kind	11,066,674	-
Reinvestment of distributions	4,500,342	2,138,675
Cost of shares redeemed	(278,001,936)	(84,777,796)
Net increase (decrease) in net assets from Fund share transactions	37,515,753	21,964,003
Increase (decrease) in net assets	94,153,084	(3,711,111)
Net assets at beginning of period	136,653,522	140,364,633
Net assets at end of period (including undistributed net investment income of $1,077,744 and $638,974, respectively)	$ 230,806,606	$ 136,653,522

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2003	2002	2001	2000[a]	1999
Selected Per Share Data
Net asset value, beginning of period	$ 7.77	$ 9.46	$ 12.27	$ 14.58	$ 11.59
Income (loss) from investment operations: Net investment income (loss)	.17[b]	.16[b]	.19	.25	.08
Net realized and unrealized gain (loss) on investment transactions	2.64	(1.72)	(2.87)	(2.47)	3.15
Total from investment operations	2.81	(1.56)	(2.68)	(2.22)	3.23
Less distributions from: Net investment income	(.23)	(.13)	(.13)	(.02)	(.11)
Net realized gains on investment transactions	-	-	-	(.07)	(.13)
Total distributions	(.23)	(.13)	(.13)	(.09)	(.24)
Net asset value, end of period	$ 10.35	$ 7.77	$ 9.46	$ 12.27	$ 14.58
Total Return (%)[c]	36.45	(16.63)	(21.75)	(15.22)	27.95
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	231	137	140	171	120
Ratio of expenses before expense reductions, including expenses of the EAFE® Equity Index Portfolio (%)	.60	.65	.63	.65	.71
Ratio of expenses after expense reductions, including expenses of the EAFE® Equity Index Portfolio (%)	.40	.40	.40	.40	.40
Ratio of net investment income (loss) (%)	1.99	1.83	1.68	1.59	1.56
[a] On April 30, 2000, the Institutional Class was renamed the Premier Class.
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

A. Significant Accounting Policies

EAFE® Equity Index Fund - Premier Class ("Scudder EAFE® Equity Index Fund" or the "Fund") is a diversified series of the Scudder Advisor Funds II (formerly BT Advisor Funds) (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the EAFE® Equity Index Portfolio (the "Portfolio"), a diversified, open-end management investment company advised by Deutsche Asset Management, Inc. ("DeAM, Inc."). Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Prospectus and Statements of Additional Information.

On December 31, 2003, the Fund owned approximately 100% of the Portfolio. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund determines the valuation of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's financial statements which accompany this report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $42,957,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2008 ($13,832,000), December 31, 2009 ($14,051,000) and December 31, 2010 ($14,930,000) and December 31, 2011 ($144,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, futures and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The net unrealized appreciation/depreciation of the Fund's investment in the Portfolio consists of an allocated portion of the Portfolio's appreciation/depreciation. Please refer to the Portfolio's financial statements for a breakdown of the appreciation/depreciation from investments.

At December 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Undistributed ordinary income*	$ 1,645,662
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (42,957,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years ended December 31,
	2003	2002
Distributions from ordinary income*	$ 4,691,014	$ 2,225,697

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Other. The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Fund, both indirect wholly-owned subsidiaries of Deutsche Bank AG.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.15% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the year ended December 31, 2003, the Advisor and Administrator contractually agreed to waive their fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized expenses at 0.40%, including expenses allocated from the Portfolio. Accordingly, for the year ended December 31, 2003, the Administrator Service Fee was $256,212, of which all was waived. In addition, under this arrangement the Advisor and Administrator reimbursed the Fund in the amount of $8,480.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended December 31, 2003		Year Ended December 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold	35,434,212	$ 299,950,673	12,125,045	$ 104,603,124
Subscriptions in-kind	1,534,906	$ 11,066,674	-	-
Shares issued to shareholders in reinvestment of distributions	497,201	$ 4,500,342	275,958	$ 2,138,675
Shares redeemed	(32,737,885)	$ (278,001,936)	(9,654,892)	$ (84,777,796)
Net increase (decrease)	4,728,434	$ 37,515,753	2,746,111	$ 21,964,003

D. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At December 31, 2003 there was one unaffiliated shareholder who held 26% and one affiliated shareholder who held 8% of the outstanding shares of the Fund.

Report of Independent Auditors

To the Trustees of Scudder Advisors Funds II (formerly BT Advisor Funds) and Shareholders of EAFE® Equity Index Fund - Premier Class:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of EAFE® Equity Index Fund - Premier Class (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Boston, Massachusetts February 25, 2004	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

The Fund paid foreign taxes of $587,133 and earned $4,044,366 of foreign source income year during the year ended December 31, 2003. Pursuant to section 853 of the Internal Revenue Code, the Fund designates $0.03 per share as foreign taxes paid and $0.18 per share as income earned from foreign sources for the year ended December 31, 2003.

For federal income tax purposes, the Fund designates $4,500,000, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Trustees and Officers

The following individuals hold the same position with the Fund and the Scudder Investment Portfolios.

Independent Trustees
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard R. Burt 2/3/47 Trustee since 2002	Chairman, Diligence LLC (international information-collection and risk-management firm) (September 2002 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation[3] (April 1996 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001).
		68
S. Leland Dill 3/28/30 Trustee since 1986 for the Fund and since 1993 for the Scudder Investment Portfolios	Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix Euclid Market Neutral Funds (since May 1998) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989-May 1992); Coutts (USA) International (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986).	66
Martin J. Gruber 7/15/37 Trustee since 1992 for the Fund and since 1999 for the Scudder Investment Portfolios	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee, CREF (pension fund) (since January 2000); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996-January 2000).	66
Joseph R. Hardiman 5/27/37 Trustee since 2002	Private Equity Investor (January 1997 to present); Director, Corvis Corporation[3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Circon Corp.[3] (medical instruments) (November 1998-January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976-1985).
		66
Richard J. Herring 2/18/46 Trustee since 1995 for the Fund and since 1999 for the Scudder Investment Portfolios	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000).	66
Graham E. Jones 1/31/33 Trustee since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	66
Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present).	66
Philip Saunders, Jr. 10/11/35 Trustee since 1986 for the Fund and since 1993 for the Scudder Investment Portfolios	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	66
William N. Searcy 9/03/46 Trustee since 2002	Private investor (since October 2003); Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989 to October 2003).	66
Robert H. Wadsworth 1/29/40 Trustee since 2002	President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May 1983 to present). Formerly, President and Trustee, Trust for Investment Managers (registered investment company) (April 1999-June 2002); President, Investment Company Administration, L.L.C. (January 1992*-July 2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies).
* Inception date of the corporation which was the predecessor to the L.L.C.
		69

Interested Trustee
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard T. Hale[4] 7/17/45 Chairman since 2002 and Trustee since 1999	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present). Formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999).
201

Officers
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years
Richard T. Hale[4] 7/17/45 Chief Executive Officer since 2003	See information presented under Interested Trustee.
Brenda Lyons[5] 2/21/63 President since 2003	Managing Director, Deutsche Asset Management.
Kenneth Murphy[5] 10/13/63 Vice President and Anti-Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000-present). Formerly, Director, John Hancock Signature Services (1992-2000).
Bruce A. Rosenblum 9/14/60 Vice President since 2003 Assistant Secretary since 2002	Director, Deutsche Asset Management.
Charles A. Rizzo[5] 8/5/57 Treasurer and Chief Financial Officer since 2002	Director, Deutsche Asset Management (April 2000 to present); Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).

Salvatore Schiavone[5] 11/03/65 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Lucinda H. Stebbins[5] 11/19/45 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Kathleen Sullivan D'Eramo[5] 1/25/57 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
John Millette[5] 8/23/62 Secretary since 2003	Director, Deutsche Asset Management.
Daniel O. Hirsch 3/27/54 Assistant Secretary since 2003	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).

Caroline Pearson[5] 4/01/62 Assistant Secretary since 2002	Managing Director, Deutsche Asset Management.

1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder Advisor Funds II of which this fund is a series and Scudder Investment Portfolios.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 Mr. Hale is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche Asset Management, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates.
5 Address: Two International Place, Boston, Massachusetts.

The fund's Statement of Additional Information includes additional information about the fund's Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

(The following financial statements of the EAFE® Equity Index Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of December 31, 2003

	Shares	Value ($)

Common Stocks 86.1%
Australia 4.2%
Alumina Ltd.	32,621	161,479
Amcor Ltd.	24,580	152,974
AMP Ltd.	47,571	179,570
Aristocrat Leisure Ltd.	9,700	12,571
Australia & New Zealand Banking Group Ltd.	49,567	660,282
Australian Gas & Light Co., Ltd.	13,411	113,474
Australian Stock Exchange Ltd.	1,531	19,702
BHP Billiton Ltd.	103,161	947,488
BlueScope Steel Ltd.	21,560	90,969
Boral Ltd.	13,615	52,112
Brambles Industries Ltd.	28,346	112,767
Centro Properties Group	12,866	38,582
CFS Gandel Retail Trust	40,976	41,370
Coca-Cola Amatil Ltd.	12,036	56,497
Cochlear Ltd.	1,114	18,012
Coles Myer Ltd.	29,901	170,319
Commonwealth Bank of Australia	34,599	767,721
Commonwealth Property Office Fund	22,142	19,185
Computershare Ltd.	10,718	26,730
CSL Ltd.	4,723	63,520
CSR Ltd.	25,654	35,759
Deutsche Office Trust	19,869	16,467
Foster's Group Ltd.	58,031	196,756
Futuris Corp., Ltd.	10,267	11,526
General Property Trust	55,720	125,527
Harvey Norman Holdings Ltd.	9,201	20,659
HHG PLC*	40,647	29,400
Insurance Australia Group Ltd.	48,929	156,679
Investa Property Group	30,734	45,387
James Hardie Industries NV	10,043	52,060
John Fairfax Holdings Ltd.	18,679	49,539
Leighton Holdings	4,873	43,361
Lend Lease Corp., Ltd.	10,876	82,355
Lion Nathan Ltd.	5,624	25,594
Macquarie Bank Ltd.	5,968	159,899
Macquarie Goodman Industrial Trust	30,579	38,937
Macquarie Infrastructure Group, 144A	55,704	142,699
Mayne Group Ltd.	22,896	56,238
Mirvac Group	18,630	60,639
National Australia Bank Ltd.	41,573	938,129
Newcrest Mining Ltd.	7,783	75,940
Onesteel Ltd.	8,598	13,086
Orica Ltd.	7,714	81,137
Origin Energy Ltd.	16,263	58,203
Pacific Dunlop Ltd.	2,546	12,373
Paperlinx Ltd.	8,341	31,297
Patrick Corp., Ltd.	3,376	37,214
Publishing & Broadcasting Ltd.	2,483	23,423
QBE Insurance Group Ltd.	17,094	136,522
Rinker Group Ltd.	27,806	137,225
Rio Tinto Ltd.	8,712	244,183
Santos Ltd.	15,472	80,086
Sonic Healthcare Ltd.	4,459	23,517
Southcorp Ltd.	16,569	33,707
Stockland	34,590	136,043
Suncorp Metway Ltd.	14,784	138,012
TAB Ltd.	8,356	29,087
Tabcorp Holding Ltd.	10,270	86,897
Telstra Corp., Ltd.	59,801	217,175
The News Corp., Ltd.	41,042	370,768
Toll Holdings Ltd.	3,993	24,820
Transurban Group	9,924	33,348
Wesfarmers Ltd.	10,560	210,766
Westfield Holding Ltd.	11,840	124,624
Westfield Trust (REIT)*	2,157	5,704
Westfield Trust (REIT)*	58,898	157,981
Westpac Banking Corp., Ltd.	47,797	575,842
Westralian Sands Ltd.	2,479	8,461
WMC Resources Ltd.	32,696	138,694
Woodside Petroleum Ltd.	13,110	146,190
Woolworths Ltd.	28,965	257,519
(Cost $6,685,919)		9,642,778
Austria 0.2%
Bank Austria Creditanstalt*	990	50,574
Boehler-Uddeholm AG	260	17,559
Erste Bank der Oesterreichischen Sparkassen AG	770	95,152
Flughafen Wien AG	250	11,731
Immofinanz Immobilien Anlagen AG*	4,542	36,093
Mayr Melnhof Karton AG	150	18,031
OMV AG	400	59,576
RHI AG*	250	4,762
Telekom Austria AG	5,577	68,939
VA Technologie AG*	260	8,399
Verbund "A"	110	12,848
Voest-Alpine Stahl AG	320	13,037
Wienerberger AG	820	21,907
(Cost $282,699)		418,608
Belgium 0.9%
Agfa Gevaert NV	2,975	84,807
Barco NV	214	18,760
Bekaert NV	369	23,505
Cofinimmo	119	16,541
Colruyt NV	399	38,451
Compagnie Maritime Belge SA	166	13,401
D'ieteren NV	90	18,459
Delhaize Group	1,934	99,481
Dexia	17,515	301,784
Electrabel NPV	823	258,692
Fortis, VVPR Strip*	2,223	28
Fortis	28,276	568,515
Groupe Bruxelles Lambert SA	1,839	103,618
Interbrew	4,075	108,762
KBC Bankverzekeringsholding*	2,402	112,162
Mobistar SA*	545	30,591
Omega Pharma SA	424	13,477
Solvay SA	1,743	151,149
UCB SA	2,390	90,107
Umicore	395	27,727
(Cost $1,741,317)		2,080,017
Denmark 0.6%
A P Moller - Maersk AS "B"	30	216,495
Bang & Olufsen AS "B"	261	10,921
Carlsberg AS "B"	600	27,646
Coloplast AS "B"	406	34,732
Danisco AS	1,398	62,166
Danske Bank AS	13,606	319,225
De Sammensluttede Vognmaend AS	462	20,427
FLS Industries AS "B"*	744	8,570
GN Store Nord AS *	5,156	33,452
Group 4 Falck AS	1,922	39,396
H. Lundbeck AS	2,105	34,946
ISS AS*	1,269	62,556
Kobenhavns Lufthavne AS	143	16,763
NEG Micon AS*	427	6,944
NKT Holding AS	557	10,120
Novo Nordisk AS "B"	6,968	283,883
Novozymes AS "B"	1,619	59,103
Ostasiatiske Kompagni	461	20,148
Tele Danmark AS	3,412	123,113
Topdanmark AS*	740	39,613
Vestas Wind Systems AS	2,768	45,015
William Demant Holding AS*	765	25,854
(Cost $964,813)		1,501,088
Finland 1.4%
Amer Group Ltd.	700	30,329
Elisa Communications Oyj*	3,200	42,785
Fortum Oyj	9,500	98,020
Kesko Oyj	1,900	33,264
Kone Corp. "B"	1,000	57,391
Nokia Oyj	130,800	2,261,940
Nokian Renkaat Oyj	200	15,111
Orion-yhtyma Oy "B"	700	15,028
Outokumpu Oyj	2,400	32,603
Pohjola Group Oyj "D"	500	13,370
Rautaruukki Oyj	200	1,473
Sampo Insurance Co., Ltd. "A"	7,700	79,642
Stora Enso Oyj "R"	17,900	241,135
Tietoenator Oyj	2,400	65,691
UPM-Kymmene Oyj	13,700	261,281
Uponor Oyj	900	28,380
Valmet-Rauma Oyj	2,800	34,188
Wartsila Oyj	1,200	23,007
(Cost $3,095,545)		3,334,638
France 8.2%
Accor SA	5,462	247,333
Alcatel SA*	34,151	439,810
Alstom*	5,460	8,609
Alstom* (Warrants)	5,460	207
Atos Origin SA*	491	31,400
Autoroutes du Sud de la France	1,962	65,829
Aventis SA	18,723	1,237,492
Axa	39,041	835,677
BNP Paribas SA	22,117	1,392,633
Bouygues SA	5,196	181,676
Business Objects SA*	1,527	53,256
Carrefour SA	15,827	868,807
CNP Assurances	777	40,457
Compagnie de Saint-Gobain	8,652	423,541
Compagnie Generale d'Industrie et de Participations	2,806	124,621
Compagnie Generale des Etablissements Michelin	3,483	159,828
Credit Agricole SA	9,464	225,975
Dassault Systemes SA	1,177	53,683
Essilor International SA	2,438	126,082
Etablissements Economiques du Casino Guichard-Perrachon SA	913	88,789
France Telecom SA*	30,118	860,839
Gecina SA	344	50,593
Groupe Air France	1,503	23,034
Groupe Danone	3,450	563,105
Hermes International	203	39,279
Imetal SA	288	60,630
Klepierre	476	28,639
L' Oreal SA	9,366	767,898
L'Air Liquide SA	2,685	474,142
Lafarge SA	4,371	389,243
Lagardere SCA	3,303	190,689
LVMH Moet-Hennessy Louis Vuitton SA	6,616	481,512
Pernod Ricard	1,326	147,435
Pinault-Printemps-Redoute SA	1,886	182,343
PSA Peugeot Citroen	4,894	249,391
Publicis Groupe	2,549	82,630
Renault SA, 144A	4,684	323,177
Sagem SA	504	54,004
Sanofi-Synthelabo SA	9,998	752,876
Schneider Electric SA	5,429	355,405
Societe BIC SA	1,073	49,590
Societe Generale	8,952	790,413
Sodexho Alliance SA	2,348	70,813
Suez SA	22,608	454,270
Technip SA	420	45,454
Television Francaise	3,076	107,396
Thales SA	1,826	61,381
Thomson SA*	6,108	129,972
Total Fina Elf SA VVPR Strip*	972	12
Total SA "B"	17,405	3,235,991
Unibail	1,083	101,565
Valeo SA	1,746	69,924
Vinci SA	1,726	142,926
Vivendi Environment	6,691	179,766
Vivendi Universal SA*	24,730	601,093
Wanadoo*	10,309	84,521
Zodiac SA	882	25,877
(Cost $14,990,453)		18,833,533
Germany 5.9%
Adidas-Salomon AG	1,215	138,388
Allianz AG (Registered)	7,564	954,849
Altana AG	1,800	108,186
BASF AG	14,970	841,778
Bayer AG	18,295	535,834
Bayerische Hypo-und Vereinsbank AG "B"*	2,230	52,318
Bayerische Hypo-und Vereinsbank AG*	6,933	160,382
Beiersdorf AG	650	78,872
Celesio AG	766	37,150
Commerzbank AG	11,500	225,561
Continental AG	3,150	119,476
DaimlerChrysler AG	23,010	1,073,876
Deutsche Bank AG (Registered)	13,805	1,144,030
Deutsche Boerse AG	2,800	153,103
Deutsche Lufthansa A	4,625	77,297
Deutsche Post AG	11,100	228,916
Deutsche Telekom AG (Registered)*	66,155	1,210,782
Douglas Holding AG	650	18,070
E.ON AG	16,368	1,068,213
Epcos AG*	1,350	30,481
Fresenius Medical Care AG	900	64,026
HeidelbergCement AG*	104	4,026
HeidelbergCement AG WPR VVPR Strip*	104	0
HeidelbergCement AG*	881	37,238
Hypo Real Estate Holding AG*	557	13,841
Hypo Real Estate Holding AG*	1,620	40,439
Infineon Technologies AG*	11,950	166,106
KarstadtQuelle AG	1,100	27,195
Linde AG	2,166	116,660
MAN AG	2,650	80,389
Merck KGaA	1,340	55,828
Metro AG	4,192	184,801
MLP AG*	1,150	22,484
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,003	485,328
ProSiebenSat.1Media AG	2,489	41,598
Puma AG	400	70,636
RWE AG "A"	10,950	433,276
SAP AG	5,455	916,161
Schering AG	4,565	231,186
Siemens AG	21,152	1,694,186
Suedzucker AG	1,150	21,903
Thyssen Krupp AG	8,500	168,006
TUI AG	3,161	65,907
Volkswagen AG	6,280	349,725
(Cost $11,454,386)		13,548,507
Greece 0.3%
Alpha Credit Bank AE 144A	4,650	140,532
Bank of Piraeus	1,190	14,320
Coca-Cola Hellenic Bottling Co. SA	2,520	52,574
Commercial Bank of Greece	1,550	38,867
EFG Eurobank Ergasias	4,160	80,597
Greek Organization of Football Prognostics	4,851	70,244
Hellenic Petroleum SA	2,970	26,074
Hellenic Technodomiki SA	1,900	11,983
Hellenic Telecommunication Organization SA	6,620	87,676
Intracom SA	2,190	14,861
National Bank of Greece SA	5,632	147,051
Panafon Hellenic Telecom SA	5,190	40,457
Public Power Corp.	2,116	52,313
Titan Cement Co. SA	810	33,205
Viohalco, Hellenic Copper and Aluminum Industry SA*	3,290	21,413
(Cost $735,967)		832,167
Hong Kong 1.4%
Amoy Properties Ltd.	26,000	33,322
ASM Pacific Technology Ltd.	5,000	21,897
Bank of East Asia Ltd.	37,971	116,648
BOC Hong Kong (Holdings) Ltd.	72,000	135,401
Cathay Pacific Airways Ltd.	25,000	47,497
Cheung Kong Holdings Ltd.	41,000	326,105
Cheung Kong Infrastructure Holdings	10,000	22,412
CLP Holdings Ltd.	48,600	231,619
Esprit Holdings Ltd.	14,815	49,329
Giordano International Ltd.	26,000	12,056
Hang Seng Bank Ltd.	20,700	271,961
Henderson Land Development Co., Ltd.	17,000	75,107
Hong Kong & China Gas Co., Ltd.	100,887	153,989
Hong Kong Electric Holdings Ltd.	38,000	150,265
Hong Kong Exchanges & Clearing Ltd.	30,000	65,112
Hopewell Holdings Ltd.	14,000	21,549
Hutchison Whampoa Ltd.	58,100	428,438
Hysan Development Co.	13,590	21,006
Johnson Electric Holdings Ltd.	36,000	45,907
Li & Fung Ltd.	45,000	77,091
MTR Corp., Ltd	29,301	38,685
New World Development Co., Ltd.	36,107	29,068
PCCW Ltd.*	92,443	60,132
Shangri-La Asia Ltd.	26,226	24,660
Sino Land Co., Ltd.	52,000	29,638
South China Morning Post Co., Ltd.	27,200	12,000
Sun Hung Kai Properties Ltd. (REIT)	35,297	292,111
Swire Pacific Ltd. "A"	25,500	157,330
Techtronic Industries	11,000	30,534
Television Broadcasts Ltd.	9,000	45,443
Wharf Holdings Ltd.	35,102	97,209
Yue Yuen Industrial Ltd.	12,000	33,000
(Cost $2,910,760)		3,156,521
Ireland 0.6%
Allied Irish Bank PLC	23,072	369,594
Bank of Ireland	26,266	358,473
Bank of Ireland	862	11,748
CRH PLC	14,327	294,202
DCC PLC	2,107	28,969
Elan Corp. PLC*	9,966	68,636
Fyffes PLC	7,415	15,526
Grafton Group PLC	5,343	36,629
Greencore Group PLC	4,282	19,174
Independent News & Media PLC	14,376	33,909
Irish Life & Permanent PLC	7,324	118,248
Kerry Group PLC	3,594	67,546
Ryanair Holding PLC*	5,147	42,783
Waterford Wedgewood PLC*	18,343	5,090
Waterford Wedgewood PLC (Rights)*	5,002	1,325
(Cost $1,341,884)		1,471,852
Italy 3.3%
Alleanza Assicurazioni SpA	12,399	135,751
Assicurazioni Generali SpA	26,229	694,763
Autogrill SpA*	3,093	44,241
Autostrade SpA*	4,865	85,358
Banca Fideuram SpA	8,881	52,762
Banca Intesa SpA RNC	24,962	71,473
Banca Intesa SpA	98,304	384,387
Banca Monte dei Paschi di Siena SpA*	24,237	76,581
Banca Nazionale del Lavoro*	42,366	101,266
Banca Popolare di Milano Scrl*	7,824	51,219
Banche Popolari Unite Scrl*	8,990	162,836
Banco Popolare di Verona e Novara	10,434	176,620
Benetton Group SpA	1,610	18,500
Bulgari SpA	3,349	31,048
Capitalia SpA	30,799	90,128
Enel SpA	63,399	431,029
Eni SpA	69,635	1,313,999
Fiat SpA*	12,681	97,251
FinecoGroup SpA*	33,271	23,459
Finmeccanica SpA	168,303	131,832
Gruppo Editoriale L'Espresso	2,322	14,469
Italcementi SpA	2,001	24,962
Luxottica Group SpA	3,975	68,690
Mediaset SpA	16,253	193,117
Mediobanca SpA	12,764	138,459
Mediolanum SpA	6,085	47,971
Mondadori Editore SpA	3,666	32,877
Pirelli & C. Accomandita per Azioni	34,080	34,690
Riunione Adriatica di Sicurta SpA	8,549	145,574
San Paolo IMI SpA	28,103	366,530
Seat Pagine Gialle SpA*	90,262	85,958
Snam Rete Gas SpA	23,547	99,795
Snia SpA	9,294	23,094
Telecom Italia Media SpA*	36,758	18,268
Telecom Italia Mobile SpA*	104,488	568,041
Telecom Italia Media SpA*	152,884	311,437
Telecom Italia Mobile SpA*	254,088	753,161
Tiscali SpA*	2,936	20,516
UniCredito Italiano SpA	103,592	559,250
(Cost $6,048,710)		7,681,362
Japan 18.6%
ACOM Co., Ltd.	1,800	81,627
Aderans Co., Ltd.	500	8,067
Advantest Corp.	1,800	142,764
Aeon Co., Ltd.	7,000	234,487
AEON Credit Services Co., Ltd.	330	14,072
Aiful Corp.	900	65,839
Ajinomoto Co., Inc.	17,000	195,586
All Nippon Airways Co., Ltd.*	9,000	22,254
Alps Electric Co., Ltd.	4,000	58,524
Amada Co., Ltd.	8,000	41,653
Aoyama Trading Co., Ltd.*	100	2,006
Asahi Breweries, Ltd.	10,000	91,164
Asahi Chemical Industry Co., Ltd.	37,000	200,933
Asahi Glass Co., Ltd.	20,000	164,225
Asatsu, Inc.	1,100	28,329
Autobacs Seven Co., Ltd.	1,100	25,301
Bandai Co., Ltd.	1,400	35,271
Bank of Yokohama Ltd.	29,000	134,758
Bellsystem 24, Inc.	50	10,189
Benesse Corp.	1,900	47,336
Bridgestone Corp.	17,000	228,581
Canon, Inc.	23,000	1,070,915
Capcom Co., Ltd.	600	7,390
Casio Computer Co., Ltd.	6,000	63,488
Central Glass Co., Ltd.	3,000	18,923
Central Japan Railway Co.	26	224,652
Chubu Electric Power Co., Inc.	16,400	342,017
Chugai Pharmaceutical Co., Ltd.	7,000	100,653
Citizen Watch Co., Ltd.	8,000	73,528
COMSYS Holdings Corp.*	3,000	19,203
Credit Saison Co., Ltd.	3,500	79,033
CSK Corp.	2,000	72,222
Dai Nippon Printing Co., Ltd.	18,000	252,776
Daicel Chemical Industries Ltd.	6,000	24,746
DAIDO LIFE INSURANCE CO.	27	80,368
Daiichi Pharmaceutical Co., Ltd.	7,000	126,127
DAIKIN INDUSTRIES, Ltd.	5,000	115,471
Daimaru, Inc.	4,000	22,208
Dainippon Ink and Chemicals, Inc.	21,000	39,974
Daito Trust Construction Co., Ltd.	2,000	59,345
Daiwa House Industry Co., Ltd.	11,000	117,010
Daiwa Securities Group, Inc.	33,000	224,475
Denki Kagaku Kogyo Kabushiki Kaisha	11,000	35,411
Denso Corp.	13,400	263,824
DENTSU, Inc.	4	20,155
Dowa Mining Co., Ltd.	5,000	26,873
East Japan Railway Co.	97	457,078
Ebara Corp.	8,000	34,786
Eisai Co., Ltd.	6,000	161,799
FamilyMart Co., Ltd.	1,000	22,768
FANUC Ltd.	4,300	257,591
Fast Retailing Co., Ltd.	1,600	97,191
Fuji Electric Holdings Co., Ltd.	9,000	19,735
Fuji Photo Film Co., Ltd.	13,000	419,707
Fuji Television Network, Inc.	6	32,472
Fujikura Ltd.	11,000	64,869
Fujisawa Pharmaceutical Co., Ltd.	7,000	149,249
Fujitsu Ltd.	42,000	247,681
Hankyu Department Stores, Inc.	2,000	13,399
Hino Motors Ltd.	4,000	28,515
Hirose Electric Co., Ltd.	800	91,817
Hitachi Chemical Co., Ltd.	1,800	30,232
Hitachi Ltd.	82,000	494,280
Hitachi Software Engineering Co., Ltd.	300	7,740
Hokugin Financial Group, Inc.*	14,000	18,942
Honda Motor Co., Ltd.	21,800	968,256
House Foods Corp.	3,000	33,955
Hoya Corp.	3,200	293,814
Isetan Co., Ltd	4,000	44,042
Ishikawajima-Harima Heavy Industries Co., Ltd.	35,000	49,967
ITO EN, Ltd.	500	21,508
Ito-Yokado Co., Ltd.	10,000	314,454
Itochu Corp.	38,000	125,520
Itochu Techno-Science Corp.	600	18,699
JAFCO Co., Ltd.	600	47,140
Japan Airlines System Corp.	19,000	50,173
Japan Real Estate Investment Corp. (REIT)	3	18,979
Japan Tobacco, Inc.	20	146,496
JFE Holdings, Inc.	13,225	360,951
JGC Corp.	4,000	41,728
JSR Corp.	5,000	111,738
Kajima Corp.	20,000	64,944
Kamigumi Co., Ltd.	4,000	28,292
Kanebo Ltd.*	8,000	8,062
Kaneka Corp.	8,000	59,718
Kansai Electric Power Co., Inc.	18,200	318,929
Kao Corp.	15,000	305,123
Katokichi Co., Ltd.	1,100	17,993
Kawasaki Heavy Industries Ltd.	40,000	49,268
Kawasaki Kisen Kaisha Ltd.	10,000	49,734
Keihin Electric Express Railway Co., Ltd.	12,000	70,430
Keio Electric Railway Co., Ltd.	13,000	67,566
Keyence Corp.	870	183,384
Kikkoman Corp.	3,000	21,331
Kinden Corp.	6,000	28,273
Kinki Nippon Railway Co., Ltd.*	40,900	122,887
Kirin Brewery Co., Ltd.	19,000	162,042
Kokuyo Corp.	3,000	32,612
Komatsu Ltd.	28,000	177,662
Komori Corp.	2,000	29,617
Konami Co., Ltd.	2,200	64,048
Konica Minolta Holdings, Inc.	10,000	134,459
KOYO SEIKO Co., Ltd.	2,000	20,547
Kubota Corp.	22,000	90,734
Kuraray Co., Ltd.	10,000	84,352
Kurita Water Industries	3,000	36,195
Kyocera Corp.	4,500	299,804
Kyowa Hakko Kogyo Co., Ltd.	8,000	50,910
Kyushu Electric Power Co.	9,900	170,250
Lawson, Inc.	1,400	47,812
Mabuchi Motor Co., Ltd.	700	53,886
Makita Corp.	2,000	20,024
Marubeni Corp.	40,000	76,514
Marui Co., Ltd.	10,000	125,968
Matsushita Electric Industrial Co., Ltd.	58,614	810,544
Matsushita Electric Works Ltd.	10,000	89,857
Meiji Dairies Corp.	3,000	12,877
Meiji Seika Kaisha Ltd.	9,000	36,279
Meitec Corp.	1,100	42,288
Millea Holdings, Inc.	42	548,661
Minebea Co., Ltd.	8,000	40,608
Mitsubishi Chemical Corp.	52,000	135,374
Mitsubishi Corp.	30,000	317,999
Mitsubishi Electric Corp.	46,000	191,005
Mitsubishi Estate Co., Ltd. (REIT)	29,000	274,928
Mitsubishi Gas Chemical Co.	7,000	23,841
Mitsubishi Heavy Industries Ltd.	85,000	236,353
Mitsubishi Logistics Corp.	3,000	24,942
Mitsubishi Materials Corp.*	23,000	35,411
Mitsubishi Rayon Co., Ltd.	17,000	63,768
Mitsubishi Tokyo Financial Group, Inc.	113	881,478
Mitsui & Co.	35,000	281,842
Mitsui Chemicals, Inc.	13,000	75,814
Mitsui Engineering & Shipbuilding Co., Ltd.	14,000	23,122
Mitsui Fudosan Co., Ltd. (REIT)	20,000	180,648
Mitsui Mining & Smelting Co., Ltd.	11,000	45,675
Mitsui O.S.K. Lines, Ltd.	17,000	82,962
Mitsui Sumitomo Insurance Co., Ltd.	34,260	281,318
Mitsui Trust Holdings, Inc.	14,100	78,808
Mitsukoshi Ltd.*	15,000	61,025
Mitsumi Electric Co., Ltd.	900	9,909
Mizuho Financial Group, Inc.*	159	482,178
Murata Manufacturing Co., Ltd.	6,700	361,976
Namco Ltd.	1,100	30,484
NEC Corp.	47,000	346,020
Net One Systems Co., Ltd.	3	23,094
NGK Insulators Ltd.	7,000	52,253
NGK Spark Plug Co., Ltd.	4,000	32,434
Nichii Gakkan Co.	330	18,722
Nichirei Corp.	9,000	29,141
Nidec Corp.	1,100	105,001
Nikko Cordial Corp.	37,000	206,112
Nikon Corp.	7,000	105,552
Nintendo Co., Ltd.	2,800	261,267
Nippon Building Fund, Inc.	4	25,679
Nippon Express Co., Ltd.	21,000	99,151
Nippon Meat Packers, Inc.	5,000	48,894
Nippon Mining Holdings, Inc.	10,000	34,898
Nippon Oil Co., Ltd.	37,000	188,504
Nippon Sheet Glass Co., Ltd.	10,000	29,206
Nippon Steel Corp.	158,000	339,087
Nippon Telegraph & Telephone Corp.	148	713,968
Nippon Unipac Holdings	25	129,001
Nippon Yusen Kabushiki Kaisha	28,000	126,715
Nishimatsu Construction Co., Ltd.	5,000	16,562
Nissan Chemical Industries, Ltd.	3,000	26,733
Nissan Motor Co., Ltd.	70,000	799,477
Nisshin Seifun Group, Inc.	4,000	35,607
Nisshinbo Industries	2,000	11,141
Nissin Food Products Co., Ltd.	2,800	69,758
Nitto Denko Corp.	4,700	249,977
Nomura Holdings, Inc.	49,000	834,422
Nomura Research Institute, Ltd.	300	29,253
NSK Ltd.	13,000	47,429
NTN Corp.	9,000	42,913
NTT Data Corp.	37	139,825
NTT DoCoMo, Inc.	478	1,083,829
Obayashi Corp.	16,000	71,513
Obic Co., Ltd.	200	40,235
OJI Paper Co., Ltd.	23,000	148,512
Oki Electric Industry Co.*	10,000	39,097
Okumura Corp.	1,000	4,255
Olympus Corp.	5,000	108,473
Omron Corp.	6,000	121,769
Onward Kashiyama Co.	4,000	48,521
Oracle Corp. Japan	1,100	56,966
Oriental Land Co., Ltd.	1,300	80,181
ORIX Corp.	2,200	181,879
Osaka Gas Co.	58,000	156,947
Pioneer Electronics Corp.	3,600	99,431
Promise Co., Ltd.	2,200	95,866
Q.P. Corp.	2,000	16,609
Resona Holdings, Inc.*	125,000	157,460
Ricoh Co., Ltd.	19,000	374,965
ROHM Co., Ltd.	3,100	363,311
Sankyo Co., Ltd., Gunma	900	28,553
Sankyo Co., Ltd.	10,000	188,019
Sanyo Electric Co., Ltd.	38,000	198,563
Sapporo Holdings Ltd.	5,000	13,763
Secom Co., Ltd.	5,400	201,549
Sega Corp.*	2,300	21,890
Seiko Epson Corp.	1,200	55,986
Seino Transportation Co.	2,000	16,534
Sekisui Chemical Co., Ltd.	14,000	71,326
Sekisui House Ltd.	13,000	134,282
Seven-Eleven Japan Co., Ltd.	12,000	363,908
Sharp Corp.	28,000	441,803
Shimachu Co., Ltd.	700	13,880
Shimamura Co., Ltd.	600	40,758
Shimano, Inc.	3,100	64,360
SHIMIZU Corp.	13,000	49,491
Shin-Etsu Chemical Co., Ltd.	10,300	420,957
Shionogi & Co., Ltd.	8,000	148,997
Shiseido Co., Ltd.	9,000	109,424
Showa Denko KK*	19,000	42,727
Showa Shell Sekiyu KK	5,000	40,636
SKYLARK Co., Ltd.	2,000	33,032
SMC Corp.	1,400	174,265
Snow Brand Milk Products Co., Ltd.*	1,500	4,325
Softbank Corp.	5,900	180,573
Sompo Japan Insurance, Inc.	19,000	156,191
Sony Corp.	24,500	848,138
Stanley Electric Co., Ltd.	3,300	63,894
Sumitomo Bakelite Co., Ltd.	2,000	13,045
Sumitomo Chemical Co., Ltd.	32,000	131,977
Sumitomo Corp.	17,000	126,743
Sumitomo Electric Industries Ltd.	16,000	143,025
Sumitomo Heavy Industries Ltd.*	18,000	40,814
Sumitomo Metal Industries Ltd.	70,000	69,236
Sumitomo Metal Mining Co., Ltd.	12,000	89,017
Sumitomo Mitsui Financial Group, Inc.	104	554,110
Sumitomo Osaka Cement Co., Ltd.	12,000	23,514
Sumitomo Realty & Development Co., Ltd.	8,000	70,467
Suzuken Co., Ltd.	800	25,977
Taiheiyo Cement Corp.	29,000	81,991
Taisei Corp.	25,000	91,444
Taisho Pharmaceutical Co., Ltd.	5,000	89,391
Taiyo Yuden Co., Ltd.	2,000	26,145
Takara Holdings, Inc.	4,000	37,473
Takashimaya Co., Ltd.	9,000	64,244
Takeda Chemical Industries, Ltd.	23,000	912,102
Takefuji Corp.	1,870	87,419
TDK Corp.	3,200	230,512
Teijin Ltd.	23,000	67,603
Teikoku Oil Co., Ltd.	4,000	20,118
Terumo Corp.	5,300	100,639
The 77 Bank Ltd.	8,000	45,087
The Bank of Fukuoka Ltd.	13,000	54,586
The Chiba Bank, Ltd.	14,000	57,348
The Furukawa Electric Co., Ltd.	13,000	43,184
The Gunma Bank Ltd.	10,000	44,695
The Joyo Bank Ltd.	16,000	52,253
The Shizuoka Bank Ltd.	17,000	125,632
The Sumitomo Trust & Banking Co., Ltd.	30,000	176,355
The Suruga Bank Ltd.	4,000	25,716
THK Co., Ltd.	1,800	36,615
TIS, Inc.	600	20,267
Tobu Railway Co., Ltd.	20,000	71,475
Toda Corp.	6,000	16,964
Toho Co., Ltd.	4,300	54,728
Tohoku Electric Power Co., Inc.	11,200	185,709
Tokyo Broadcasting System, Inc.	1,000	15,928
Tokyo Electric Power Co.	32,300	708,267
Tokyo Electron Ltd.	4,100	311,412
Tokyo Gas Co., Ltd.	70,000	249,510
Tokyo Style Co., Ltd.	2,000	21,611
Tokyu Corp.	23,000	118,037
TonenGeneral Sekiyu K.K.	7,000	57,936
Toppan Printing Co., Ltd.	14,000	145,656
Toray Industries, Inc.	33,000	137,949
Toshiba Corp.	76,000	287,916
Tosoh Corp.	15,000	50,107
Tostem Inax Holding Corp.	7,848	151,585
Toto Ltd.	10,000	84,725
Toyo Seikan Kaisha Ltd.	4,000	55,911
Toyo Suisan Kaisha Ltd.	1,000	11,113
Toyobo Co., Ltd.	20,000	43,669
Toyoda Gosei Co., Ltd.	900	25,949
Toyota Industries Corp.	3,600	76,421
Toyota Motor Corp.	74,000	2,499,580
Trend Micro, Inc.	2,500	67,066
Ube Industries Ltd.	13,000	26,080
UFJ Holdings, Inc.	101	485,350
Uni-Charm Co.	1,400	68,844
UNY Co., Ltd.	4,000	41,056
Ushio, Inc.	2,000	33,200
USS Co., Ltd.	400	28,292
Wacoal Corp.	4,000	32,957
West Japan Railway Corp.	29	113,922
World Co., Ltd.	1,300	41,364
Yakult Honsha Co., Ltd.	4,000	62,518
Yamada Denki Co., Ltd.	1,600	53,746
Yamaha Corp.	4,000	78,567
Yamaha Motor Co., Ltd.	2,000	21,816
Yamaichi Securities Co., Ltd.*	14,000	0
Yamanouchi Pharmaceutical Co., Ltd.	9,300	288,971
Yamato Transport Co., Ltd.	11,000	129,533
Yamazaki Baking Co., Ltd.	5,000	41,476
Yokogawa Electric Corp.	5,000	72,222
(Cost $42,613,864)		42,889,689
Luxembourg 0.1%
Arcelor (Cost $113,054)	8,563	149,269
Netherlands 4.7%
ABN AMRO Holding NV	41,467	970,247
Aegon NV	37,307	551,981
Akzo Nobel NV	7,602	293,417
ASML Holding NV*	12,868	255,152
Corio NV	1,313	50,844
DSM NV	1,953	96,147
Euronext NV	2,162	54,732
European Aeronautic & Space Co.	7,353	174,828
Fortis Bank Nederland NV VVPR Strip*	50	0
Hagemeyer NV	2,586	5,839
Heineken NV	5,210	198,398
IHC Caland NV	572	31,024
ING Groep NV	46,424	1,082,718
Koninklijke (Royal) Philips Electronics NV	36,074	1,053,370
Koninklijke Ahold NV*	29,576	225,326
Koninklijke KPN NV*	56,358	435,054
Koninklijke Numico*	3,485	96,312
Oce NV	1,190	18,237
Qiagen NV*	3,029	37,175
Reed Elsevier NV	17,309	215,052
Rodamco Europe NV	1,277	74,368
Royal Dutch Petroleum Co.	56,100	2,957,842
STMicroelectronics NV	16,394	444,590
TPG NV	9,305	217,954
Unilever NV	15,667	1,024,638
Vedior NV	2,619	40,963
Vendex NV	1,497	20,865
VNU NV	6,262	197,859
Wereldhave NV	229	17,143
Wolters Kluwer NV	6,608	103,354
(Cost $10,243,140)		10,945,429
New Zealand 0.2%
Auckland International Airport Ltd.	5,780	26,602
Carter Holt Harvey Ltd.	23,574	29,098
Contact Energy Ltd.	7,349	25,958
Fisher & Paykel Appliances Holdings Ltd.	4,480	11,295
Fisher & Paykel Corp., Ltd.	2,321	19,277
Fletcher Building Ltd.	13,125	36,537
Fletcher Challenge Forests Ltd.*	382	341
Fletcher Challenge Forests Ltd. "P"	7,142	6,377
Independent Newspapers Ltd.	3,432	11,604
NGC Holdings Ltd.	3,106	4,567
Sky City Entertainment Group Ltd.	11,722	35,479
Sky Network Television Ltd.*	2,305	8,475
Telecom Corp. of New Zealand Ltd.	50,905	179,474
The Warehouse Group Ltd.	3,494	11,745
Tower Ltd.*	6,155	5,051
(Cost $268,197)		411,880
Norway 0.4%
Aker Kvaerner ASA*	1,102	18,842
Den Norske Bank	19,450	129,807
Frontline Ltd.	1,300	33,708
Norsk Hydro ASA	4,000	246,813
Norske Skogindustrier ASA	2,800	53,451
Orkla ASA	5,614	125,734
Schibsted ASA	1,200	20,653
Smedvig ASA "A"	900	6,832
Statoil ASA	11,950	134,269
Storebrand ASA*	3,850	25,058
Tandberg ASA*	3,600	26,515
Telenor ASA	19,750	129,137
Tomra Systems ASA	5,300	31,946
(Cost $701,489)		982,765
Portugal 0.3%
Banco BPI SA	9,159	33,734
Banco Comercial Portugues SA	51,674	115,367
Banco Espirito Santo e Comercial de Lisboa SA	3,035	49,767
Brisa-Auto Estradas de Portugal SA	7,187	48,046
CIMPOR-Cimentos de Portugal	4,045	20,919
Electricidade de Portugal	47,548	125,347
Jeronimo Martins SA*	1,209	15,951
Portugal Telecom SGPS SA (Registered)	25,686	258,544
PT Multimedia Servicos*	861	16,725
Sonae SGPS SA*	24,104	20,066
(Cost $622,030)		704,466
Singapore 0.7%
Capitaland Ltd.	27,750	25,327
Chartered Semiconductor Manufacturing Ltd.*	26,400	26,893
City Developments Ltd.	13,000	46,311
ComfortDelGro Corp., Ltd.	40,000	19,196
Creative Technologies Ltd.	1,000	10,540
Cycle & Carriage Ltd.	1,759	6,007
Datacraft Asia Ltd.*	4,000	5,040
DBS Group Holdings Ltd.	30,513	264,112
Fraser & Neave Ltd.	4,860	36,057
Haw Par Corp., Ltd.	4,245	11,148
Keppel Corp.	13,750	49,388
Keppel Land Ltd.	1,000	930
Neptune Orient Lines Ltd.*	26,000	33,068
Oversea-Chinese Banking Corp., Ltd. (Foreign Registered)	26,337	187,645
Overseas Union Enterprise	3,000	12,277
Parkway Holdings Ltd.	9,000	5,167
SembCorp Industries Ltd.	31,329	23,244
SembCorp Logistics Ltd.	5,000	5,888
SembCorp. Marine Ltd.	10,000	5,829
Singapore Airlines Ltd.	15,000	98,922
Singapore Exchange Ltd.	13,000	12,936
Singapore Post Ltd.	28,000	11,459
Singapore Press Holdings Ltd.	10,296	114,582
Singapore Technologies Engineering Ltd.	33,000	39,640
Singapore TeleCommunications Ltd.	174,000	200,813
ST Assembly Test Services Ltd.*	5,000	6,242
United Overseas Bank Ltd.	32,448	252,201
United Overseas Land Co.	13,000	14,697
Venture Corp., Ltd	6,000	70,659
Wing Tai Holdings Ltd.	14,000	6,842
(Cost $1,443,757)		1,603,060
Spain 3.2%
Abertis Infraestructuras SA	6,612	99,997
Acciona SA	871	53,009
Acerinox SA	1,459	68,791
Actividades de Construccion y Servicios SA	2,731	133,297
Altadis SA	8,102	229,938
Amadeus Global Travel Distribution SA "A"	6,395	41,542
Antena 3 Television SA*	418	18,422
Banco Bilbao Vizcaya Argentaria SA	83,108	1,147,870
Banco Popular Espanol SA	4,263	254,339
Banco Santander Central Hispano SA	117,376	1,390,211
Corp. Financiera Reunida SA	1,973	22,672
Corp. Mapfre SA	2,476	35,072
Endesa SA	24,688	474,888
Fomento de Construcciones y Contratas SA	1,152	42,488
Gas Natural SDG SA	5,308	124,197
Grupo Ferrovial	1,654	57,957
Iberdrola SA	21,151	418,057
Iberia Lineas Aereas de Espana SA	6,671	19,185
Indra Sistemas SA	2,647	33,956
Industria de Diseno Textil SA	5,994	121,725
Repsol SA	25,213	491,666
Sacyr Vallehermoso SA	2,869	43,426
Sociedad General de Aguas de Barcelona SA	1,657	24,725
Telefonica Publicidad e Informacio	1,980	10,864
Telefonica SA	128,580	1,887,827
Union Fenosa SA	5,422	101,833
Zeltia SA	3,485	24,617
(Cost $5,400,024)		7,372,571
Sweden 2.0%
ABB Ltd. (Registered)*	7,601	38,135
Alfa Laval AB	900	13,696
Assa Abloy AB "B"*	8,300	98,627
Atlas Copco AB "A"	3,171	113,481
Atlas Copco AB "B"	1,942	63,291
Axfood AB	500	11,570
Billerud	1,000	15,079
Castellum AB	700	16,539
Drott AB "B"	2,500	47,427
Electrolux AB "B"	8,300	182,258
Eniro AB	4,700	45,071
Gambro AB "B"	2,500	20,673
Gambro AB "A"	5,000	41,346
Getinge AB "B"	3,600	34,523
Grupo Prisa SA	2,251	32,652
Hennes & Mauritz AB "B"	13,100	311,328
Hoganas AB "B"	600	12,842
Holmen AB "B"	1,400	49,713
Modern Times Group AB "B"*	1,200	25,266
Nordea AB	65,514	491,676
OM Hex AB	1,800	22,390
Sandvik AB	6,100	210,248
SAS AB	1,500	14,176
Securitas AB "B"	8,000	107,848
Skandia Forsakrings AB	22,400	81,564
Skandinaviska Enskilda Banken "A"	12,960	190,925
Skanska AB "B"	10,400	91,782
SKF AB "B"	2,400	92,727
SSAB Svenskt Stal AB "B"	100	1,716
SSAB Svenskt Stal AB "A"	1,800	32,146
Svenska Cellulosa AB "B"	5,166	211,083
Svenska Handelsbanken AB "B"	800	15,844
Svenska Handelsbanken AB "A"	15,200	310,536
Swedish Match AB	9,865	100,771
Tele2 AB "B"*	2,500	133,420
Telefonaktiebolaget LM Ericsson "B"*	402,100	720,900
TeliaSonera AB	1,600	8,355
TeliaSonera AB	41,951	219,221
Trelleborg AB "B"	2,300	37,399
Volvo AB "B"	6,280	192,014
Volvo AB "A"	2,810	82,402
WM-Data AB "B"*	7,800	16,803
(Cost $3,184,549)		4,559,463
Switzerland 6.4%
ABB Ltd. (Registered)	42,602	215,981
Adecco SA (Registered)	3,400	218,557
Ciba Specialty Chemicals AG (Registered)	2,000	154,760
Clariant AG (Registered)*	4,500	66,404
Compagnie Financiere Richemont AG (Bearer)	14,700	353,014
Credit Suisse Group (Registered)	32,740	1,197,886
Geberit AG (Registered)	50	24,581
Givaudan	222	115,241
Holcim Ltd. (Registered)	3,625	168,830
Kudelski SA (Bearer)	1,000	33,030
Kuoni Reisen AG (Registered) "B"	10	3,347
Logitech International SA (Registered)	1,100	47,584
Lonza Group AG (Registered)	1,150	66,113
Nestle SA (Registered)	11,030	2,755,828
Nobel Biocare Holding AG	100	9,756
Nobel Biocare Holding AG (Bearer)	500	50,637
Novartis AG (Registered)	65,140	2,957,438
Oerlikon-Buehrle Holding AG (Registered)	276	39,110
Roche Holding AG	19,300	1,946,776
Roche Holding AG (Bearer)	900	124,803
Schindler Holding AG (Participating Certificates)	30	7,326
Serono SA (Bearer)	200	142,632
SGS Holdings SA (Registered)	125	78,431
Sulzer AG (Registered)	105	28,272
Swatch Group AG (Registered)	1,800	42,935
Swatch Group AG (Bearer) "B"	850	102,062
Swiss Re (Registered)	8,500	573,883
Swisscom AG (Registered)	760	250,722
Syngenta AG (Registered)	3,074	207,046
Synthes-Stratec, Inc.	110	108,866
UBS AG (Registered)	32,348	2,215,384
Valora Holding AG (Registered)	90	22,414
Zurich Financial Services AG	3,856	554,977
(Cost $11,228,586)		14,884,626
United Kingdom 22.5%
3i Group PLC	16,664	184,207
Aegis Group PLC	20,907	36,959
Alliance Unichem PLC	4,827	44,847
AMEC PLC	7,045	32,790
Amersham PLC	20,645	282,911
Amvescap PLC	18,467	134,136
Argyll Group PLC	25,832	131,331
ARM Holdings PLC	25,576	58,834
Associated British Ports Holdings PLC	7,056	56,715
AstraZeneca Group PLC	6,372	310,395
AstraZeneca PLC	40,412	1,938,808
Aviva PLC	64,296	564,276
BAA PLC	32,033	284,569
BAE Systems PLC	91,325	275,064
Balfour Beatty PLC	4,146	16,217
Barclays PLC	178,446	1,591,636
Barratt Developments PLC	8,077	78,513
BBA Group PLC	16,408	73,285
Berkeley Group PLC	4,489	70,717
BG Group PLC	92,655	475,622
BHP Billiton PLC	70,279	613,953
BOC Group PLC	13,813	211,048
Boots Group PLC	23,185	286,797
BP PLC	605,030	4,906,421
BPB PLC	10,824	67,237
Brambles Industries PLC	19,281	70,240
British Airways PLC	19,365	80,599
British American Tobacco PLC	45,794	631,232
British Land PLC	14,835	155,092
British Sky Broadcasting Group PLC*	36,471	458,979
BT Group PLC	240,568	810,705
Bunzl PLC	14,569	111,299
Cable and Wireless PLC	58,446	139,677
Cadbury Schweppes PLC	54,044	396,904
Canary Wharf Group PLC*	14,669	70,310
Capita Group PLC	19,439	84,561
Carlton Communications PLC	15,577	64,136
Carnival PLC	5,128	206,639
Cattles PLC	6,367	38,097
Celltech Group PLC	6,093	41,230
Centrica PLC	123,177	465,267
Close Brothers Group PLC	2,533	33,283
Cobham PLC	2,233	46,650
Compass Group PLC	61,268	416,780
Daily Mail & General Trust	7,052	83,193
De La Rue PLC	2,911	14,448
Diageo PLC	86,456	1,137,555
Electrocomponents PLC	11,845	68,914
EMAP PLC	5,822	89,319
EMI Group PLC	18,815	53,470
Enterprise Inns PLC	3,439	62,425
Exel PLC	7,787	102,946
Firstgroup PLC	8,522	41,724
FKI PLC	16,691	31,971
Friends Provident PLC	38,296	90,493
George Wimpey PLC	7,301	48,783
GKN PLC	17,946	85,777
GlaxoSmithKline PLC	162,870	3,731,993
Granada Compass PLC	68,011	148,535
Great Portland Estates PLC	307	1,289
GUS PLC	29,367	406,640
Hammerson PLC	6,081	70,486
Hanson PLC	19,402	142,490
Hays PLC	56,416	121,192
HBOS PLC	101,894	1,319,705
Hilton Group PLC	43,083	173,339
HSBC Holdings PLC	296,761	4,664,349
IMI PLC	10,076	60,832
Imperial Chemical Industries PLC	28,808	102,626
Imperial Tobacco Group PLC	20,297	399,682
Intercontinental Hotels Group PLC	20,435	193,517
Invensys PLC	94,327	30,817
J Sainsbury PLC	36,560	204,688
Johnson Mathey PLC	5,236	91,951
Kelda Group PLC	8,259	69,341
Kesa Electricals PLC	14,930	68,755
Kidde PLC	13,274	25,307
Kingfisher PLC	65,318	325,648
Land Securities Group PLC	12,123	215,284
Legal & General Group PLC	184,225	330,615
Liberty International PLC	5,389	65,842
Lloyds TSB Group PLC	150,009	1,203,054
LogicaCMG PLC	17,235	79,061
Man Group PLC	7,221	188,859
Marks & Spencer Group PLC	64,133	331,794
MFI Furniture Group PLC	10,649	28,786
Misys PLC	15,595	59,115
Mitchells & Butlers PLC	14,424	58,098
National Grid Transco PLC	87,346	625,841
National Power PLC	29,638	65,525
New Dixons Group PLC	48,793	121,412
Next PLC	7,611	153,007
Novar PLC	3,491	8,624
Pearson PLC	23,085	257,046
Persimmon PLC	5,281	50,767
Pilkington PLC	24,287	41,630
Provident Financial PLC	5,748	66,935
Prudential Corp. PLC	55,352	467,945
Rank Group PLC	12,851	64,242
Reckitt Benkiser PLC	17,418	394,126
Reed Elsevier PLC	35,626	297,993
Rentokil Initial PLC	53,025	180,353
Reuters Group PLC	43,825	184,365
Rexam PLC	13,590	104,064
Rio Tinto PLC	30,018	829,158
RMC Group PLC	5,987	74,756
Rolls-Royce PLC	43,647	138,494
Royal & Sun Alliance Insurance Group PLC	69,098	109,162
Royal Bank of Scotland Group PLC	76,946	2,267,282
SABMiller PLC	19,783	205,050
Schroders PLC	5,472	61,909
Scottish & Newcastle PLC	19,477	131,884
Scottish & Southern Energy PLC	24,539	295,639
Scottish Power PLC	50,650	337,523
Serco Group PLC	13,638	41,992
Severn Trent PLC	8,356	112,039
Shell Transport & Trading Co., PLC	265,409	1,974,133
Signet Group PLC	38,960	71,837
Slough Estates PLC	12,154	95,570
Smith & Nephew PLC	25,569	214,787
SmithKline Industries PLC	16,326	193,184
SSL International PLC	3,036	17,935
Stagecoach Group PLC	25,112	35,289
Tate & Lyle PLC	9,166	51,113
Taylor Woodrow PLC	12,869	61,510
Tesco PLC	202,883	936,125
The Peninsular and Oriental Steam Navigation Co.	16,244	66,882
The Sage Group PLC	29,135	91,664
TI Group PLC "A"	11,991	0
Tomkins PLC	19,905	95,318
Unilever PLC	77,761	724,905
United Business Media PLC	7,063	61,955
United Utilities PLC "A"	7,770	42,354
United Utilities PLC	13,986	124,059
Vodafone Group PLC	1,867,275	4,629,650
Whitbread PLC	6,946	89,403
William Hill PLC	8,574	65,539
Wolseley PLC	16,886	238,805
WPP Group PLC	32,984	323,869
Yell Group PLC	9,349	51,045
(Cost $45,949,370)		51,819,370
Total Common Stocks (Cost $172,020,513)		198,823,659

	Shares	Value ($)

Preferred Stocks 0.4%
Fresnius Medical Care AG	500	25,195
Henkel KGaA	1,750	136,857
The News Corp., Ltd.	55,626	419,114
Porsche AG	200	118,698
RWE AG	1,035	36,489
Volkswagon AG	2,700	97,912
Wella AG	400	35,444
Total Preferred Stocks (Cost $725,009)		869,709
	Principal Amount ($)	Value ($)

US Government Backed 1.2%
US Treasury Bill, 0.94%**, 1/22/2004 (Cost $2,688,585)	2,690,000	2,688,788

	Shares	Value ($)

Cash Equivalents 7.2%
Cash Management Fund Institutional, 0.93%, (b) (Cost $16,620,767)	16,620,767	16,620,767

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $192,054,874) (a)	94.9	219,002,923
Other Assets and Liabilities, Net	5.1	11,781,387
Net Assets	100.0	230,784,310

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $197,065,064. At December 31, 2003, net unrealized appreciation for all securities based on tax cost was $21,937,859. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $38,300,551 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,362,692.
(b) Cash Management Fund Institutional is an affiliated fund and is also managed by Deutsche Asset Management, Inc. The rate is the annualized seven-day yield.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

At December 31, 2003, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
DAX Index	3/19/2004	5	$ 622,967	$ 629,887	$ 6,920
Hang Seng Index	1/29/2004	7	564,959	569,658	4,699
IBEX 35 Index	1/16/2004	2	189,839	194,059	4,220
MIB 30 Index	3/19/2004	2	348,728	338,383	(10,345)
Nikkei 225	3/11/2004	69	3,534,939	3,708,750	173,811
DJ Euro Stoxx 50 Index	3/19/2004	344	11,876,693	11,971,428	94,735
SPI 200 Index	3/18/2004	23	1,409,569	1,431,838	22,269
FTSE 100 Index	3/19/2004	81	6,292,988	6,476,526	183,538
TOPIX Index	3/11/2004	19	1,797,116	1,852,664	55,548
Total Net Unrealized Appreciation					$535,395

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of December 31, 2003
Assets
Investments:
Investments in securities, at value (cost $175,434,107)	$ 202,382,156
Investment in Cash Management Fund Institutional (cost $16,620,767)	16,620,767
Total investments in securities, at value (cost $192,054,874)	219,002,923
Foreign currency, at value (cost $9,180,777)*	10,263,822
Dividends receivable	203,743
Interest receivable	765
Receivable for shares of beneficial interest subscribed	787,964
Receivable for daily variation margin on open futures contracts	411,511
Foreign taxes recoverable	131,628
Unrealized appreciation on forward foreign currency exchange contracts	121,875
Other assets	2,949
Total assets	230,927,180
Liabilities
Accrued advisory fee	83,134
Other accrued expenses and payables	59,736
Total liabilities	142,870
Net assets, at value	$ 230,784,310

* Includes segregated foreign currency of $4,130,447 to cover margin requirements on foreign futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2003
Investment Income
Dividends (net of foreign taxes withheld of $587,133)	$ 3,857,750
Dividends from Cash Management Fund Institutional	77,703
Interest	99,631
Securities lending income	52,160
Total income	4,087,244
Expenses: Advisory fee	414,968
Administrator service fee	170,869
Auditing	58,933
Legal	16,579
Trustees' fees and expenses	5,781
Other	11,392
Total expenses, before expense reductions	678,522
Expense reductions	(82,730)
Total expenses, after expense reductions	595,792
Net investment income (loss)	3,491,452
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(3,875,058)
Futures	3,103,249
Foreign currency related transactions	1,723,488
951,679
Net unrealized appreciation (depreciation) during the period on: Investments	55,310,920
Futures	759,604
Foreign currency related transactions	899,846
56,970,370
Net gain (loss) on investment transactions	57,922,049
Net increase (decrease) in net assets resulting from operations	$ 61,413,501

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2003	2002
Operations: Net investment income	$ 3,491,452	$ 2,564,987
Net realized gain (loss) on investment transactions	951,679	(6,482,098)
Net unrealized appreciation (depreciation) on investment transactions during the period	56,970,370	(19,466,388)
Net increase (decrease) in net assets resulting from operations	61,413,501	(23,383,499)
Capital transactions in shares of beneficial interest: Proceeds from capital invested	268,471,061	77,845,963
Subscriptions in-kind	11,066,674	-
Value of capital withdrawn	(246,836,691)	(58,436,177)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	32,701,044	19,409,786
Increase (decrease) in net assets	94,114,545	(3,973,713)
Net assets at beginning of period	136,669,765	140,643,478
Net assets at end of period	$ 230,784,310	$ 136,669,765

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2003	2002	2001	2000	1999
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	231	137	141	172	120
Ratio of expenses before expense reductions (%)	.40	.44	.42	.46	.40
Ratio of expenses after expense reductions (%)	.35	.35	.35	.35	.35
Ratio of net investment income (loss) (%)	2.04	1.88	1.73	1.64	1.61
Portfolio turnover rate (%)	6	10	26	52	4
Total Investment Return (%)[a]	36.50	(16.58)	-	-	-
[a] Total return would have been lower had certain expenses not been reduced.

Notes to Financial Statements

A. Significant Accounting Policies

The EAFE® Equity Index Portfolio (the "Portfolio"), a series of the Scudder Investment Portfolios (formerly BT Investment Portfolios) (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies as well as Cash Management Fund Institutional are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Foreign Currency Translations. The books and records of the Portfolio are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the year ended December 31, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $26,526,252 and $9,910,424, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Portfolio, both indirect wholly owned subsidiaries of Deutsche Bank AG.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.25% of the Portfolio's average daily assets, computed and accrued daily and payable monthly.

On January 31, 2003, Deutsche Bank AG completed the sale of its global passive equity, enhanced equity and passive fixed income businesses to Northern Trust Investments, N.A. ("NTI"), an indirect subsidiary of Northern Trust Corporation. Under this agreement, Deutsche Investment Bank Americas Inc. ("DeIM") remained as investment advisor to the Fund until the Board and shareholder approval of NTI as sub-advisor to the Portfolio. Effective April 25, 2003, NTI serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day to day management of the Portfolio. The Advisor waives a portion of its advisory fees equivalent to the advisory fees charged on assets invested in the affiliated money market fund, Cash Management Fund Institutional.

In addition, for the year ended December 31, 2003, the Advisor and Administrator maintained the annualized expenses of the Portfolio at not more than 0.35% of the Portfolio's average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive their fees may vary at anytime without notice to the shareholders.

Accordingly, for the year ended December 31, 2003, the Advisor did not impose a portion of its advisory fee aggregating $82,328 and the amount imposed aggregated $332,640, which was equivalent to an annual effective rate of 0.19% of the Portfolio's average daily net assets.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2003, the Administrator Service Fee was $170,869, of which $18,394 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Other. The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc. Distributions from Cash Management Fund Institutional for the Portfolio for the year ended December 31, 2003, totaled $77,703.

D. Expense Off-Set Arrangement

The Fund has entered into an agreement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2003, pursuant to the Administrative Agreement, the Administrator Service Fee was reduced by $402 for custodian credits earned.

E. Forward Foreign Currency Commitments

As of December 31, 2003, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Net Unrealized Appreciation (Depreciation)
USD	2,862,135	EUR	2,350,000	3/12/2004	$ 96,573
USD	3,715,055	JPY	400,000,000	3/12/2004	25,302
Total unrealized appreciation (depreciation)					$ 121,875

Currency Abbreviations
USD	US Dollar	EUR	Euro
JPY	Japanese Yen

F. Securities Lending

The Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Portfolio may invest the cash collateral in an affiliated money market fund. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. The fees earned for lending securities may be shared with an affiliate regardless of whether or not the cash collateral is invested in an affiliated money market fund. Either the Portfolio or the borrower may terminate the loan. The Portfolio is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, market, credit and liquidity risk associated with such investments. At December 31, 2003, no securities were on loan.

G. Line of Credit

Prior to April 11, 2003, the Portfolio and several other affiliated funds (the "Participants") shared in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants were charged an annual commitment fee which was allocated pro rata based upon net assets among each of the Participants. Interest was calculated at the Federal Funds Rate plus 0.625 percent.

Effective April 11, 2003, the Portfolio entered into a new revolving credit facility administered by J.P. Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving credit facility covers the funds and portfolios advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. During the year ended December 31, 2003, the Portfolio had no borrowings on the line of credit.

Report of Independent Auditors

To the Trustees of Scudder Investment Portfolios (formerly BT Investment Portfolios) and Holders of Beneficial Interest of EAFE® Equity Index Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of EAFE® Equity Index Portfolio (the "Portfolio") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts February 25, 2004	PricewaterhouseCoopers LLP

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For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Premier Class
Nasdaq Symbol	BTAEX
CUSIP Number	81111W 105
Fund Number	558

Notes

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

As of the end of the period, December 31, 2003, Scudder Advisor Funds II has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S.
Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                             EAFE EQUITY INDEX FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year        Audit                                              All Other
   Ended       Fees Billed       Audit-Related          Tax Fees     Fees Billed
December 31        to Fund      Fees Billed to Fund   Billed toFund    to Fund
--------------------------------------------------------------------------------
2003              $13,300           $1,237                $8,320        $0
--------------------------------------------------------------------------------
2002               $9,000             $0                  $6,125        $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                  Audit-Related          Tax Fees                 All
                  Fees Billed to        Billed to          Other Fees Billed
 Fiscal Year     Adviser and            Adviser and         to Adviser and
   Ended         Affiliated Fund       Affiliated Fund      Affiliated Fund
 December 31     Service Provider      Service Providers    Service Providers
--------------------------------------------------------------------------------
2003               $538,457                 $0                    $0
--------------------------------------------------------------------------------
2002               $399,300               $69,500              $92,400
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                         Total Non-Audit Fees
                        billed to Adviser and
                           Affiliated Fund
                          Service Providers     Total Non-Audit Fees
                Total    (engagements related   billed to Adviser
              Non-Audit    directly to the     and Affiliated Fund
                Fees       operations and       Service Providers
Fiscal Year    Billed     financial reporting     (all other          Total of
   Ended       to Fund      of the Fund)           engagements)        (A), (B)
December 31      (A)            (B)                   (C)               and (C)
--------------------------------------------------------------------------------
2003           $8,320           $0                 $3,967,000        $3,975,320
--------------------------------------------------------------------------------
2002           $6,125        $161,900              $17,092,950       $17,260,975
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeIM and other related entities that provide support for the operations of the fund.

                           EAFE EQUITY INDEX PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year        Audit                                              All Other
   Ended       Fees Billed       Audit-Related          Tax Fees     Fees Billed
December 31        to Fund      Fees Billed to Fund   Billed toFund    to Fund
--------------------------------------------------------------------------------
2003              $45,700           $1,237                $4,000         $0
--------------------------------------------------------------------------------
2002              $32,000             $0                  $3,690         $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                  Audit-Related          Tax Fees                 All
                  Fees Billed to        Billed to          Other Fees Billed
 Fiscal Year     Adviser and            Adviser and         to Adviser and
   Ended         Affiliated Fund       Affiliated Fund      Affiliated Fund
 December 31     Service Provider      Service Providers    Service Providers
--------------------------------------------------------------------------------
2003               $538,457                 $0                    $0
--------------------------------------------------------------------------------
2002               $399,300               $69,500              $92,400
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                         Total Non-Audit Fees
                        billed to Adviser and
                           Affiliated Fund
                          Service Providers     Total Non-Audit Fees
                Total    (engagements related   billed to Adviser
              Non-Audit    directly to the     and Affiliated Fund
                Fees       operations and       Service Providers
Fiscal Year    Billed     financial reporting     (all other          Total of
   Ended       to Fund      of the Fund)           engagements)        (A), (B)
December 31      (A)            (B)                   (C)               and (C)
--------------------------------------------------------------------------------
2003           $4,000           $0                 $3,967,000       $3,971,000
--------------------------------------------------------------------------------
2002           $3,690        $161,900              $17,092,950      $17,258,540
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the filing period of the report, management identified issues relating to the overall fund expense payment and accrual process. Management discussed these matters with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

ITEM 10.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder EAFE Equity Index Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder EAFE Equity Index Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               February 27, 2004
                                    ---------------------------